STOCKHOLDERS' EQUITY (DEFICIT) (Schedule of Fair Value Assumptions for Stock Options) (Details) (Stock Options [Member])	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.53%	0.23%
Expected term	2 years 6 months	1 year 6 months
Dividend yield
Volatility	89.67%	87.55%
Estimated annual forfeitures
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	2.49%	2.35%
Expected term	10 years	6 years 6 months
Dividend yield
Volatility	93.11%	91.39%
Estimated annual forfeitures